Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Gross property, plant and equipment	$ 46,928	$ 40,708
Accumulated depreciation	(16,768)	(13,269)
Net property, plant and equipment	30,160	27,439
Land [Member]
Property, Plant and Equipment [Abstract]
Gross property, plant and equipment	22	22
Building and Improvements [Member]
Property, Plant and Equipment [Abstract]
Gross property, plant and equipment	2,655	2,320
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Gross property, plant and equipment	2,567	2,101
Machinery and Equipment [Member]
Property, Plant and Equipment [Abstract]
Gross property, plant and equipment	14,532	13,307
Advertising Structures [Member]
Property, Plant and Equipment [Abstract]
Gross property, plant and equipment	18,650	17,913
Furniture and Fixtures [Member]
Property, Plant and Equipment [Abstract]
Gross property, plant and equipment	$ 8,502	$ 5,045